Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Commitments
Minimum lease payments payable under non-cancellable operating lease	$ 7,453
Not Later Than One Year Member
Commitments
Minimum lease payments payable under non-cancellable operating lease	5,590
Later than one year
Commitments
Minimum lease payments payable under non-cancellable operating lease	$ 1,863